Share-based payments	12 Months Ended
Dec. 31, 2024
Share-based payments
Share-based payments

9. Share-based payments

During the years ended December 31, 2024, 2023 and 2022, the Group operated the following share-based plans for members of management and other key employees of the Group, as well as members of the supervisory board:

●	Prior VSOP
●	New VSOP — for US employees
●	LTIP Stock Options
●	LTIP RSUs

All programs were accounted for as equity-settled share-based payment awards.

Measurement of the grant date fair value is based on valuation techniques appropriate in the circumstances, such as Black Scholes option pricing models, market price methods or a Monte Carlo simulation. Expected volatility, a key input to such models, was based on an evaluation of the historical volatilities of comparable listed biotech-companies over the historical period commensurate with the expected option life. Regarding the expected option life of the stock option programs, this was based on the assumptions that the beneficiary would exercise his option in equal installments from the date of the first time possible (considering lock-up and potential trading windows restrictions) until maturity. The risk-free interest was derived from German or US-Government bonds, as appropriate.

The income / (expense) recognized for share-based payments during the years ended December 31 is as follows:

	2022	2023	2024
	EUR k	EUR k	EUR k
Prior VSOP	(131)	(10)	(10)
New VSOP	95	(19)	—
LTIP Stock Options	(5,562)	(2,944)	(286)
LTIP RSUs	(3,108)	(4,072)	(3,272)
RSU Supervisory board	(478)	(652)	(553)
Total	(9,184)	(7,697)	(4,121)

Prior VSOP

The development of the virtual shares in the Prior VSOP program granted to management and key employees was as follows:

	2022	2023	2024
Outstanding at the beginning of the period	6,426,365	5,614,246	5,603,155
Granted during the period	—	—	—
Forfeited during the period	(34,859)	(11,091)	—
Exercised during the period	(777,260)	—	(1,576,931)
Outstanding at the end of the period	5,614,246	5,603,155	4,026,224
Thereof vested	5,509,886	5,588,513	4,025,669
Thereof exercisable	none	none	none

Expense recognized in the statement of operations and other comprehensive income (loss)

The income / (expense) recognized for this share-based payment plan during the years ended December 31 is as follows:

	2022	2023	2024
	EUR k	EUR k	EUR k
Cost of Sales	—	(9)	—
Selling and distribution expenses	(8)	(6)	—
Research and development expenses	(45)	46	(1)
General and administrative expenses	(78)	(41)	(9)
Total	(131)	(10)	(10)

New VSOP

The number of awards in the New VSOP program granted to key employees developed as follows:

	2022	2023	2024
Outstanding at the beginning of the period	349,424	102,108	32,862
Granted during the period	—	—	—
Forfeited during the period	(99,696)	—	—
Exercised during the period	(147,620)	(69,246)	—
Outstanding at the end of the period	102,108	32,862	32,862
Thereof vested	59,942	32,862	32,862
Thereof exercisable	59,942	none	none

The remaining life of the option awards as of December 31, 2024 is between 3.5 and 4.7 years.

In 2022, a number of exercises were carried out throughout the year. In total, 147,620 options were exercised with an average share price of USD 16.81. These exercises led to CureVac having to pay an amount of USD 45k employer taxes and to use USD 51k of the provision recorded in 2021.

Expense recognized in the statement of operations and other comprehensive income (loss)

The income / (expense) recognized for employee services received during the years ended December 31, 2024, 2023 and 2022 is shown in the following table:

	2022	2023	2024
	EUR k	EUR k	EUR k
Research and development expenses	69	(31)	—
Selling and distribution expenses	23	—	—
General and administrative expenses	3	12	—
Total	95	(19)	—

Long-Term Incentive Plan (LTIP) - Options

On November 16, 2020, CureVac granted 266,155 options to the former Chief Scientific Officer (CSO).

At December 31, 2022, 6,303 options granted to the former CSO had been exercised. As the former CSO left the Group as of July 14, 2023, all remaining unvested awards were subject to accelerated vesting. No options granted to the former CSO had been exercised in 2023 or 2024. The options expired in 2024.

On January 1, 2022, CureVac granted 9,500 options to a key employee. Options granted to this key employee have an exercise price of EUR 30.67 (USD 33.87) per share option and an expiration date of December 31, 2031. The exercise price was based on the 30 - day VWAP (Value Weighted Average Price) of January 1 – January 31, 2022 of the shares. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +20%, based on the 10 - day VWAP at time of exercise.

For the grant to the key employee, a Monte Carlo simulation has been used to measure the fair value at the relevant grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 14.31
Weighted average share price (30-days VWAP after grant date)	EUR 30.67
Exercise price (USD 34.87)	EUR 30.67
Expected volatility (%)	72.17%
Expected life (years)	2.16
Risk-free interest rate (%)	0.40 - 1.15%

The key employee has left the company and, under the terms of his LTIP agreement, his unvested options have been forfeited as of January 31, 2024.

On March 1, 2022, CureVac granted 130,000 supplemental options to the Company’s management board. 30,000 options were granted to the former CEO, and 25,000 options were granted to each of the former CFO, former CSO, COO and former CBO/CCO. All grants were made at no cost under the terms of a new long-term incentive plan put in place by CureVac.

The options granted to the management board have an exercise price of USD 19.35 per share option and an expiration date of March 1, 2032. The exercise price was based on the 10day VWAP as of March 1, 2022 + a performance criteria of 15%. The award has a vesting of 25% on each of Dec 31, 2022, Dec 31, 2023, Dec 31, 2024, Dec 31, 2025.

For the grants to the management board, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 4.86
Weighted average share price (10 - day VWAP before grant date)	EUR 15.07
Exercise price (USD 19.35)	EUR 18.37
Expected volatility (%)	73.87 - 86.09%
Expected life (years)	2.33
Risk-free interest rate (%)	2.34 - 3.21%

As the former CEO, former CSO and former CBO/CCO left the Group in 2023, all of their remaining unvested awards were subject to accelerated vesting. As of December 31, 2024, none of these options had been exercised. The options of the former CEO, former CSO and former CBO/CCO have expired.

On April 1, 2022, CureVac granted 700 options to a key employee. Options granted to this key employee have an exercise price of EUR 17.45 (USD 19.28) per share option and an expiration date of March 31, 2032. The exercise price was based on the 10 - day VWAP of March 21 – March 31, 2022 of the shares. The award vests over a period of four years, with 25% vesting after 12 months and the rest in 1/36 monthly installments thereafter. Exercise is contingent to a share price increase of +20%, based on the 10 - day VWAP at time of exercise.

For the grant to the key employee, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 6.81
Weighted average share price (10-days VWAP before grant date)	EUR 17.45
Exercise price (USD 19.28)	EUR 17.45
Expected volatility (%)	50.91%
Expected life (years)	2.16
Risk-free interest rate (%)	2.67%

As of December 31, 2024, none of these options had been exercised.

On April 1, 2023, CureVac granted 144,379 options to the current CEO. All grants were made under the terms of the long - term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V.

For the grant to the CEO, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 3.55
Weighted average share price (10-day VWAP before grant date)	EUR 6.12
Exercise price (USD 6.66)	EUR 6.12
Expected volatility (%)	75.0%
Expected life (years)	3.39
Risk-free interest rate (%)	3.70%

As of December 31, 2024, none of these options had been exercised.

On June 1, 2024, the Group granted 25,000 options to the Chief Business Officer, CBO. The grant was made under the terms of the long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V.

For the grant to the CBO, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 1.78
Weighted average share price (10-days VWAP before grant date)	EUR 3.50
Exercise price (USD 3.80)	EUR 3.50
Expected volatility (%)	65.0%
Expected life (years)	3.45
Risk-free interest rate (%)	4.56%

The expense recognized for employee services received under the LTIP – options during the year ended December 31, 2024, in an amount of EUR 286k (2023:EUR 2,944k) is mainly included in general and administration expenses.

Long-Term Incentive Plan (LTIP) - Restricted Stock Units (RSUs)

Restricted Stock Units (RSUs)

In 2022, as part of the LTIP program, the group awarded RSUs to senior executives as well as supervisory board members.

On June 22, 2022 the group awarded 225,888 RSU awards as part of the “LTIP - RSU Award 2022” to members of the supervisory board, Management Board and various key employees. On November 30, 2022, the group awarded a further 7,633 RSU awards to key employees who joined the company during fiscal 2022. These RSU awards vest with one third vesting taking place each year on December 31, 2022, December 31, 2023 and December 31, 2024. One third of these RSU awards had vested as of December 31, 2022, one further third as of December 31, 2023 and the last third as of December 31, 2024.

In addition, on January 1, 2022, the group awarded 36,000 supplemental RSU awards to the former CEO. This RSU award vested over 12 months and was fully vested as of December 31, 2022. The RSUs were settled in 2023.

On January 31, 2022, the group also awarded 5,000 supplemental RSU awards to the COO and 30,000 supplemental RSU awards to the former CBO/CCO. These RSU awards vest in 2 tranches (50% on December 31 2022 and 50% on December 31, 2023). In order for the RSUs to settle and be delivered, the share price must reach 19.16 USD on or after vesting. As of December 31, 2023, all of these RSUs had vested but had not been settled or delivered.

On July 1, 2022, the group awarded 89,655 RSU awards to former Frame employees to replace existing share-based payment awards of Frame Pharmaceuticals. These RSU awards vest with one third vesting taking place each year on June 30, 2023, June 30, 2024 and June 30, 2025. The RSU program is accounted for by recognizing the related expense over the vesting period of the award, with corresponding increases recorded in equity. The expense is based on the fair value determined at the grant date of the award and the number of awards expected to vest. The fair value remains unchanged after grant date. Once the award has vested, there is no reversal of expense related to the award.

On March 31, 2023, the Group awarded 92,701 RSUs to the Supervisory Board members and 646,914 RSUs to the Management Board and various key employees. On December 15, 2023, the group awarded a further 32,783 RSU awards to Supervisory Board members and key employees who joined the company during fiscal 2023. The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified. One third of these RSU awards had vested as of December 31, 2023 and a further third as of December 31, 2024. The RSU expense related to Supervisory Board members recognized during the year ended December 31, 2024, in an amount of EUR 553k (2023: EUR 652k) is included in other operating expenses.

On September 30, 2023 the group also awarded 25,000 supplemental RSU awards to the COO. This RSU award vests with one third vesting taking place each year on December 31, 2023, December 31, 2024 and December 31, 2025.As of December 31, 2024, two thirds of this RSU award had vested.

As the former CEO, former CSO, former CBO/CCO and former CFO left the Group in 2023 and 2024, all of their remaining unvested awards were subject to accelerated vesting. As a Supervisory Board member left the Group as of June 19, 2023, all remaining unvested awards were subject to accelerated vesting.

On March 31, 2024, the Group awarded 199,910 RSUs to the Supervisory Board members and 1,374,824 RSUs to the Management Board and various key employees. The fair value is based on the CureVac stock price as of March 31, 2024, which amounts to USD 3.03 (EUR 2.80). On November 15, 2024, the group awarded a further 91,932 RSU awards to Supervisory Board members, Management Board members and key employees who joined the company during fiscal 2024. The fair value is based on the CureVac stock price as of November 15, 2024, which amounts to USD 2.54 (EUR 2.40).

Expenses for employer taxes arising upon the delivery of RSUs are recognized in profit or loss.

The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified.

	2022	2023	2024
	EUR k	EUR k	EUR k
Cost of Sales	—	(331)	(295)
Research and development expenses	(909)	(1,719)	(1,787)
Selling and distribution expenses	(199)	(269)	(98)
General and administrative expenses	(2,000)	(1,753)	(1,092)
Total	(3,108)	(4,072)	(3,272)